As filed with the Securities and Exchange Commission on October 7, 2014

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 80	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on November 6, 2014 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 6, 2014, the effectiveness of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A related to the SPDR MSCI Hong Kong Quality Mix ETF, SPDR MSCI Indonesia Quality Mix ETF, SPDR MSCI Italy Quality Mix ETF, SPDR MSCI Malaysia Quality Mix ETF, SPDR MSCI Philippines Quality Mix ETF, SPDR MSCI Singapore Quality Mix ETF, SPDR MSCI South Africa Quality Mix ETF, SPDR MSCI Thailand Quality Mix ETF, and SPDR MSCI Turkey Quality Mix ETF, which was filed pursuant to Rule 485(a) under the Securities Act on June 24, 2014 (the “Amendment”).

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 7th day of October 2014.

SPDR INDEX SHARES FUNDS

/s/ Ellen M. Needham
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	October 7, 2014
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	October 7, 2014
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	October 7, 2014
David M. Kelly

/s/ Frank Nesvet*	Trustee	October 7, 2014
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	October 7, 2014
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	October 7, 2014
James E. Ross

/s/ Ellen M. Needham	President and Principal Executive Officer	October 7, 2014
Ellen M. Needham

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	October 7, 2014
Chad C. Hallett

*By:	/s/ Christopher A. Madden
Christopher A. Madden
As Attorney-in-Fact
Pursuant to Power of Attorney